Supplement dated February 18, 2016

to the PNC Funds Prospectus

dated September 28, 2015

PNC High Yield Bond Fund

As of February 18, 2016, PNC High Yield Bond Fund will continue to be managed by Sean T. Rhoderick, CFA, Managing Director and Chief Investment Officer of Taxable Fixed Income, Timothy D. Compan, Jr., CFA, Senior Portfolio Manager, and Mark A. Lozina, CFA, Senior Portfolio Manager, but effective on that date, Kenneth F. Karwowski, CFA will no longer serve as a portfolio manager of PNC High Yield Bond Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PS-007-0216

Supplement dated February 18, 2016 to the PNC Funds

Statement of Additional Information dated September 28, 2015

PNC High Yield Bond Fund

Effective February 18, 2016, Kenneth F. Karwowski, CFA no longer serves as a portfolio manager of PNC High Yield Bond Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI-PCA-0216